Note 7 - Derivative Financial Instruments - Net Fair Value of Derivative Financial Instruments (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Assets [Abstract]
Current portion of derivative assets	$ 74,000	$ 536,000
Liabilities [Abstract]
Current portion of derivative liability	$ 1,686,000	$ 2,212,000
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Current portion of derivative assets	Current portion of derivative assets
Derivative assets	$ 33,000	$ 1,600,000
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Current portion of derivative liability	Current portion of derivative liability
Hot-rolled Coil Future Contracts [Member] | Not Designated as Hedging Instrument [Member] | Short [Member]
Derivative assets	$ 74,000	$ 536,000
Derivative liabilities	$ 1,686,000	$ 2,212,000